Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 1, 2019 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding (i) changes to the contractual management fee rate schedules applicable to certain Portfolios of the Trust, and (ii) lower contractual expense limitation agreements applicable to certain Portfolios of the Trust. The changes to the contractual management fee rate schedules are expected to lower the affected Portfolios’ management fees at current and/or higher asset levels.

Effective October 1, 2019, the Summary Prospectus of 1290 VT Convertible Securities Portfolio — Class IB Shares and the section of the Prospectus entitled “1290 VT Convertible Securities Portfolio — Class IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 VT Convertible Securities Portfolio	Class IB Shares	Class K Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses[3]	0.72%	0.71%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.79%	1.53%
Fee Waiver and/or Expense Reimbursement[1,2]	–0.63%	–0.62%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%	0.91%
[1]
Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares and 0.90% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
[3]	Includes Tax Expenses of 0.01% for Class IB and Class K Shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$118	$502	$911	$2,053
Class K Shares	$93	$423	$775	$1,771

Effective October 1, 2019, the Summary Prospectus of 1290 VT DoubleLine Opportunistic Bond Portfolio — Class IB Shares and the section of the Prospectus entitled “1290 VT DoubleLine Opportunistic Bond Portfolio — Class IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 VT DoubleLine Opportunistic Bond Portfolio	Class IB Shares	Class K Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	0.77%
Fee Waiver and/or Expense Reimbursement[1,2]	–0.07%	–0.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.70%
[1]
Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.95% for Class IB shares and 0.70% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$97	$318	$556	$1,241
Class K Shares	$72	$239	$421	$948

1290 VT Convertible Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 1, 2019 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding (i) changes to the contractual management fee rate schedules applicable to certain Portfolios of the Trust, and (ii) lower contractual expense limitation agreements applicable to certain Portfolios of the Trust. The changes to the contractual management fee rate schedules are expected to lower the affected Portfolios’ management fees at current and/or higher asset levels.

Effective October 1, 2019, the Summary Prospectus of 1290 VT Convertible Securities Portfolio — Class IB Shares and the section of the Prospectus entitled “1290 VT Convertible Securities Portfolio — Class IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 VT Convertible Securities Portfolio	Class IB Shares	Class K Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses[3]	0.72%	0.71%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.79%	1.53%
Fee Waiver and/or Expense Reimbursement[1,2]	–0.63%	–0.62%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%	0.91%
[1]
Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares and 0.90% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
[3]	Includes Tax Expenses of 0.01% for Class IB and Class K Shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$118	$502	$911	$2,053
Class K Shares	$93	$423	$775	$1,771

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
1290 VT Convertible Securities Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	911
10 Years	rr_ExpenseExampleYear10	2,053
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	911
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
1290 VT Convertible Securities Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	775
10 Years	rr_ExpenseExampleYear10	1,771
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	775
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,771
1290 VT DoubleLine Opportunistic Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 1, 2019 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding (i) changes to the contractual management fee rate schedules applicable to certain Portfolios of the Trust, and (ii) lower contractual expense limitation agreements applicable to certain Portfolios of the Trust. The changes to the contractual management fee rate schedules are expected to lower the affected Portfolios’ management fees at current and/or higher asset levels.

Effective October 1, 2019, the Summary Prospectus of 1290 VT DoubleLine Opportunistic Bond Portfolio — Class IB Shares and the section of the Prospectus entitled “1290 VT DoubleLine Opportunistic Bond Portfolio — Class IB and K Shares” are amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 VT DoubleLine Opportunistic Bond Portfolio	Class IB Shares	Class K Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.02%	0.77%
Fee Waiver and/or Expense Reimbursement[1,2]	–0.07%	–0.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	0.70%
[1]
Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.95% for Class IB shares and 0.70% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.

[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$97	$318	$556	$1,241
Class K Shares	$72	$239	$421	$948

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
1290 VT DoubleLine Opportunistic Bond Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,241
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	318
5 Years	rr_ExpenseExampleNoRedemptionYear05	556
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,241
1290 VT DoubleLine Opportunistic Bond Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	421
10 Years	rr_ExpenseExampleYear10	948
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	239
5 Years	rr_ExpenseExampleNoRedemptionYear05	421
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 948

[1]	Includes Tax Expenses of 0.01% for Class IB and Class K Shares.
[2]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
[3]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares and 0.90% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.
[4]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2021 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.95% for Class IB shares and 0.70% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2021.